Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the Company’s accounts and those of the Company’s wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Liquidity

Liquidity

As shown in the accompanying financial statements, the Company incurred negative operating cash flows of $10,497,854 for the year ended June 30, 2019 and has an accumulated deficit of $111,662,367 from inception through June 30, 2019. During the year ended June 30, 2019, the Company incurred non-recurring expenses of approximately $1,600,000 related to the settlement with Najib Babul (see Note 12) and related legal fees.

Relmada has funded its past operations through equity raises and most recently in the year ended June 30, 2019 Relmada raised net proceeds from the sale of common stock and warrants of $17,760,635. Further, the Company was able to reduce its debt obligations by converting $8,030,365 of promissory notes and accrued interest into common stock.

In Note 2 of the notes to the Company's audited consolidated financial statements as of and for the year ended June 30, 2018, and subsequently in each of the Company's quarterly unaudited condensed consolidated financial statements, management stated that the Company had incurred significant losses, negative operating cash flows and as of those dates needed to raise additional funds to meet its obligations and sustain its operations. As a result, the Company concluded that there was substantial doubt as to the Company's ability to continue as a going concern.

Management believes that due to the following it has obtained sufficient funding to alleviate the probability of substantial doubt about the Company's ability to continue as a going concern for the next twelve months from the issuance of these consolidated financial statements. Of the above mentioned financings of $17,760,635, the Company raised approximately $10,900,000 in the fourth quarter through private placements of common stock and warrants, and subsequent to June 30, 2019, the Company raised approximately an additional $975,000 through private placements of common stock and exercises of outstanding investor warrants, which resulted in the Company having approximately $7,735,000 in cash and cash equivalents at September 23, 2019. Based on its budgeted cash flow requirements, the Company believes these funds are sufficient to fund its ongoing operations for at least one year after the issuance of these consolidated financial statements. The Company expects that the cash burn rate for the 12 months ended September 30, 2020, will be between $5-6 million, which includes approximately $2 million of discretionary research and development ("R&D") spending, as the data analysis on the Phase 2a clinical trial is completed and the planning and preparation for the next clinical trial is conducted. Regardless of the results of any ongoing clinical trial, we have control over our expenditures and have the ability to adjust spending accordingly based on the budgeted cash flow requirements developed and the excess cash on hand.

The results of the Company's ongoing clinical trial, when known, will impact the size and scope of any subsequent trials, and will affect the timing of additional financings through public or private sales of equity or debt securities or from bank or other loans or through strategic collaboration and/or licensing agreements. Any such expenditures related to any subsequent trials will not be incurred until such additional financing is raised. Further, additional financing related to subsequent trials does not affect the Company's conclusion that based on the cash on hand and the budgeted cash flow requirements, the Company has sufficient funds to maintain operations for the next twelve months from the issuance of these consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The significant estimates are the valuation of derivative liabilities, stock-based compensation expenses and recorded amounts related to income taxes.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash deposits and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company's cash deposits are held at two high-credit-quality financial institutions. The Company's cash deposits of $9,216,600 at June 30, 2019 at these institutions exceed federally insured limits.

Patents	Patents Costs related to filing and pursuing patent applications are recorded as general and administrative expense and expensed as incurred since recoverability of such expenditures is uncertain.
Fixed Assets

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Fixed assets are comprised of computers and software. Depreciation is calculated using the straight-line method over the estimated useful life of the assets. Computers and software have an estimated useful life of three years. Furniture and fixtures have an estimated useful life of approximately seven years.

Derivatives

Derivatives

All derivatives are recorded at fair value on the balance sheet. The Company has determined fair values using market based pricing models incorporating readily available prices and or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity) that requires judgment and estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments primarily include cash, derivative liabilities and accounts payable. Due to the short-term nature of cash, other receivable and accounts payable the carrying amounts of these assets and liabilities approximate their fair value. Derivatives are recorded at fair value at each period end. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs - Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Fair Value on a Recurring Basis

Fair Value on a Recurring Basis

As required by Accounting Standard Codification (ASC) Topic No. 820 - 10 Fair Value Measurement, financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The estimated fair value of the derivative instruments resulting from equity offerings in May 2014 and June 2014 have a down-round protection provision that was calculated with the Black Scholes option pricing model. Sensitivity analysis for the Black-Scholes has many inputs and is subject to judgement which includes volatility. Volatility is based upon the Company’s historical volatility and the expected term is based upon the expiration date of the warrants. The estimated fair value of the derivative instruments from the convertible promissory notes issued during the year ended June 30, 2018, which have a redemption feature was estimated using the Monte Carlo pricing model. The assumptions used in the valuation model at June 30, 2018 consider the probability of redemption, the length of time to maturity and the value of the redemption feature.

The Company’s financial liabilities accounted for at fair value were all converted to equity during the year and as of June 30, 2019 there were no financial liabilities accounted for at fair value, See Note 7.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rate is recognized in income or expense in the period that the change is effective. Tax benefits are recognized when it is probable that the deduction will be sustained. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will either expire before the Company is able to realize the benefit, or that future deductibility is uncertain. At June 30, 2019 and 2018, the Company had recorded a valuation allowance to the full extent of the Company’s net deferred tax assets since the likelihood of realization of the benefit does not meet the more likely than not threshold.

The Company files a U.S. Federal income tax return and various state returns. Uncertain tax positions taken on our tax returns will be accounted for as liabilities for unrecognized tax benefits. The Company will recognize interest and penalties, if any, related to unrecognized tax benefits in general and administrative expenses in the statements of operations. There were no liabilities recorded for uncertain tax positions at June 30, 2019 and 2018. The open tax years, subject to potential examination by the applicable taxing authority, for the Company are from June 30, 2016 through June 30, 2019.

Research and Development

Research and Development

Research and development costs primarily consist of research contracts for the advancement of product development, salaries and benefits, stock-based compensation, and consultants. The Company expenses all research and development costs in the period incurred. The Company makes an estimate of costs in relation to clinical study contracts. The Company analyzes the progress of studies, including the progress of clinical studies and phases, invoices received and contracted costs when evaluating the adequacy of the amount expensed and the related prepaid asset and accrued liability.

Stock-Based Compensation

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service in exchange for the award - the requisite service period. The grant-date fair value of employee share options is estimated using the Black-Scholes option pricing model adjusted for the unique characteristics of those instruments. Compensation expense for warrants granted to non-employees is determined by the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured, and is recognized over the service period. The expense is subsequently adjusted to fair value at the end of each reporting period until such warrants vest, and the fair value of such instruments, as adjusted, is expensed over the related vesting period. Adjustments to fair value at each reporting date may result in income or expense, depending upon the estimate of fair value and the amount of expense recorded prior to the adjustment. The Company reviews its agreements and the future performance obligation with respect to the unvested warrants for its vendors or consultants. When appropriate, the Company will expense the unvested warrants at the time when management deems the service obligation for future services has ceased.

Net Loss per Common Share

Net Loss per Common Share

Basic net loss per common share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss per common share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method. Dilutive common stock equivalents are comprised of Class A convertible preferred stock, Series A preferred stock, restricted stock awards, options and warrants to purchase common stock. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company's net loss position.

The potentially dilutive securities that would be anti-dilutive due to the Company's net loss are not included in the calculation of diluted net loss per share attributable to common stockholders. The anti-dilutive securities are as follows (in common stock equivalent shares):

	Year Ended June 30, 2019	Year Ended June 30, 2018
Common stock warrants	4,429,982	2,453,753
Common stock options	1,473,314	767,216
Total	5,903,296	3,220,973

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-02, "Leases" (Topic 842), whereby lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statement and provide the disclosures required by the new standard for the comparative periods. The Company adopted the new standard on July 1, 2019 and used the effective date as our date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before July 1, 2019. We are currently evaluating the impact that the guidance will have on our consolidated financial statements.

In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features. These amendments simplify the accounting for certain financial instruments with down round features. The amendments require companies to disregard the down round feature when assessing whether the instrument is indexed to its own stock, for purposes of determining liability or equity classification. The Company elected to early adopt ASU 2017-11 effective October 1, 2018. As a result, the Company reversed $59,397 of derivative liabilities recorded on the Company's books, as of July 1, 2018, into equity to reflect the results of this adoption as of the beginning of the fiscal year as required by this standard.

In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, which simplifies the accounting for share-based payments made to non-employees so the accounting for such payments is substantially the same as those made to employees. Under this ASU, share based awards to non-employees will be measured at fair value on the grant date of the awards, entities will need to assess the probability of satisfying performance conditions if any are present, and awards will continue to be classified according to ASC 718 upon vesting which eliminates the need to reassess classification upon vesting, consistent with awards granted to employees. The Company elected to early adopt ASU 2018-07 effective July 1, 2018. The adoption of this standard had no impact on the Company's consolidated financial statements.

Subsequent Events	Subsequent Events The Company’s management reviewed all material events through the date the financial statements were issued for subsequent event disclosure consideration.